Material Accounting Policies (Details) - CubeBio Co., Ltd. [Member]	12 Months Ended
Dec. 31, 2025
Machinery [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives of property and equipment	10 years
Vehicles [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives of property and equipment	5 years
Office equipment [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives of property and equipment	5 years
Furniture and fixture [Member]
IfrsStatementLineItems [Line Items]
Estimated useful lives of property and equipment	5 years
Right-of-use assets [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives of property and equipment	2 years
Right-of-use assets [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives of property and equipment	10 years